Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-2

Collection Period	07/01/16-07/31/16
Determination Date	8/9/2016
Distribution Date	8/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,073,406,839.71
2.	Collections allocable to Principal		$32,188,117.93
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,439,947.38
5.	Pool Balance on the close of the last day of the related Collection Period		$1,039,778,774.40
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		68,095
7.	Initial Pool Balance		$1,175,000,014.34
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$122,531,839.64	$88,903,774.33
	b. Class A-2a Note Balance	$194,000,000.00	$194,000,000.00
	c. Class A-2b Floating Rate Note Balance	$194,000,000.00	$194,000,000.00
	d. Class A-3 Note Balance	$365,000,000.00	$365,000,000.00
	e. Class A-4 Note Balance	$113,900,000.00	$113,900,000.00
	f. Class B Note Balance	$28,200,000.00	$28,200,000.00
	g. Class C Note Balance	$31,700,000.00	$31,700,000.00
	h. Class D Note Balance	$18,200,000.00	$18,200,000.00
	i. Note Balance (sum a - h)	$1,067,531,839.64	$1,033,903,774.33
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.5327471	0.3865381
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9085377	0.8799181
10.	Overcollateralization Target Amount		$5,875,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,875,000.07
12.	Weighted Average Coupon	%	7.33%
13.	Weighted Average Original Term (months)	months	66.21
14.	Weighted Average Remaining Term (months)	months	58.01
15.	1-Month LIBOR for the accrual period ending 8/15/2016		0.48135%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 8/15/2016		0.95135%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,671,119.45
	b. Liquidation Proceeds allocable to Finance Charge		$24.61
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,671,144.06
18.	Principal:
	a. Collections allocable to Principal		$32,188,117.93
	b. Liquidation Proceeds allocable to Principal		$371,946.13
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$32,560,064.06
19.	Total Finance Charge and Principal Collections (17d + 18d)		$39,231,208.12
20.	Interest Income from Collection Account		$11,717.56
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$39,242,925.68

Available Funds
23.	Available Collections	$39,242,925.68
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$39,242,925.68
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$894,505.70
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$894,505.70
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$68,583.79
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$68,583.79
	e. Class A-2a Monthly Interest	$200,466.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$200,466.67
	i. Class A-2b Monthly Interest	$158,928.30
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$158,928.30
	m. Class A-3 Monthly Interest	$462,333.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$462,333.33
	m. Class A-4 Monthly Interest	$159,460.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$159,460.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,760.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,760.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$67,626.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$67,626.67
34.	Tertiary Principal Distributable Amount	$9,553,065.24
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$49,291.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$49,291.67

36.	Quaternary Principal Distributable Amount	$18,200,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$29,865,021.37
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,875,000.07
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,671,144.06
	b. Total Daily Deposits of Principal Collections	$32,560,064.06
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$11,717.56
	e. Total Deposits to Collection Account (sum a - d)	$39,242,925.68
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$894,505.70
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$34,845,515.74
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,502,904.24
	f. Total Withdrawals from Collection Account (sum a - e)	$39,242,925.68
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$68,583.79
	b. Class A-2a Interest Distribution	$200,466.67
	c. Class A-2b Interest Distribution	$158,928.30
	d. Class A-3 Interest Distribution	$462,333.33
	e. Class A-4 Interest Distribution	$159,460.00
	f. Class B Interest Distribution	$50,760.00
	g. Class C Interest Distribution	$67,626.67
	h. Class D Interest Distribution	$49,291.67
	i. Class A-1 Principal Distribution	$33,628,065.31
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$34,845,515.74
46.	Withdrawals
	a. Class A-1 Distribution	$33,696,649.10
	b. Class A-2a Distribution	$200,466.67
	c. Class A-2b Distribution	$158,928.30
	d. Class A-3 Distribution	$462,333.33
	e. Class A-4 Distribution	$159,460.00
	f. Class B Distribution	$50,760.00
	g. Class C Distribution	$67,626.67
	h. Class D Distribution	$49,291.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$34,845,515.74

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$3,502,904.24
	b. Reserve Account surplus (Ln 57)	$1,015.45
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,503,919.69
48.	Withdrawals
	a. Certificateholder Distribution	$3,503,919.69
	b. Total Withdrawals from Certificate Payment Account	$3,503,919.69
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,937,500.04	$2,937,500.04
	b. Note Balance	$1,033,903,774.33
50.	Required Reserve Account Amount	$2,937,500.04
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,937,500.04
52.	Investment Earnings	$1,015.45
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,938,515.49
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,015.45
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,937,500.04
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$894,505.70
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$34,845,515.74
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,502,904.24
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,015.45
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$33,696,649.10
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$200,466.67
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$158,928.30
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$462,333.33
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$159,460.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,760.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$67,626.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$49,291.67
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,503,919.69

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	858	$12,741,325.94
	b. 61 to 90 days past due	277	$4,351,288.25
	c. 91 to 120 days past due	101	$1,530,255.55
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,236	$18,622,869.74
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		1.7910%

76.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	74	$1,439,947.38
78.	Liquidation Proceeds (recoveries)	37	$371,970.74
79.	Net Losses (Ln 77 - Ln 78)		$1,067,976.64
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)%		0.0995%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	91	$1,827,213.71
82.	Liquidation Proceeds (recoveries)	50	$580,878.67
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$1,246,335.04
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)%		0.1061%
85.	Average Net Loss on Defaulted Receivables		$13,695.99

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,963,608,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer